Feb. 29, 2016
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund
MainStay MAP Fund

THE MAINSTAY FUNDS

MainStay MAP Fund

(the “Fund”)

Supplement dated January 9, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At special meetings held on January 3 and 6, 2017, the Board of Trustees (“Board”) of The MainStay Funds (“Trust”) approved, among other related proposals: (i) the appointment of Epoch Investment Partners, Inc. ("Epoch") to manage a portion of the Fund's assets on an interim basis, and the related interim subadvisory agreement; and (ii) modifications of the Fund's principal investment strategies and investment process. The Board also approved the longer-term appointment of Epoch and the adoption of a subadvisory agreement so that Epoch may serve as subadvisor to the Fund on an uninterrupted basis following the expiration of the interim subadvisory agreement, subject to shareholder approval. Shareholders will subsequently be asked to vote to approve the new subadvisory agreement to take effect upon the expiration of the interim subadvisory agreement.

As a result, effective immediately, the following changes will occur:

1.     Change in Subadvisor. Institutional Capital LLC (“ICAP”), the Fund's current subadvisor, will be replaced with Epoch, which will be responsible, along with Markston International LLC, for the day-to-day management of the Fund. References to ICAP will be replaced by Epoch, as appropriate. Epoch will serve as a subadvisor to the Fund on an interim basis pursuant to the terms of an interim subadvisory agreement.

2.     Principal Investment Strategies: Investment Process. The second to fifth paragraphs of the Fund's principal investment strategies are replaced with the following:

The Fund employs two subadvisors, Epoch Investment Partners, Inc. ("Epoch") and Markston International LLC ("Markston"), with investment processes and styles that New York Life Investment Management LLC, the Fund's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Fund's assets, as designated by the Manager from time to time.

Investment Process: The Subadvisors' investment processes and styles are as follows:

Epoch invests primarily in companies that generate free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. Epoch seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

Epoch may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. Epoch may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

3.     Management / Change in Portfolio Managers. The section of the Summary Prospectus and Prospectus entitled“Management” will be deleted in its entirety and replaced with the following:

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. and Markston International LLC serve as the Fund's Subadvisors.

Subadvisors	Portfolio Managers	Service Date
Markston International LLC	Christopher Mullarkey, Managing Member	Since 2002
	James Mulvey, Portfolio Manager	Since 2013
Epoch Investment Partners, Inc.	William Priest, Chief Executive Officer & Co-Chief Investment Officer	Since January 2017
	Michael Welhoelter, Managing Director	Since January 2017
	David Pearl, Executive Vice President & Co-Chief Investment Officer	Since January 2017
	J. Christian Kirtley, Managing Director[1]	Since 2015

1 J. Christian Kirtley will continue to serve as a portfolio manager for the Fund until March 13, 2017.

4.     Who Manages Your Money? In the section of the Prospectus entitled “Who Manages Your Money?”, “MainStay MAP Fund” is added to list of Funds subadvised by Epoch. The reference to Institutional Capital LLC is deleted in its entirety.

5.     Portfolio Manager Biographies. In the section of the Prospectus entitled “Portfolio Manager Biographies,” the biographies for the following portfolio managers will be revised as follows, and references to Thomas M. Cole, Andrew P. Starr and Matthew T. Swanson will be deleted in their entirety:

J. Christian Kirtley, CFA

Mr. Kirtley joined Epoch in January 2017 as a portfolio manager of the MainStay MAP Fund and the MainStay ICAP International Fund. Prior to joining Epoch, Mr. Kirtley managed these funds for Institutional Capital LLC since 2015.  He earned a BS from the University of North Carolina at Chapel Hill and is a CFA® charterholder. Mr. Kirtley has 13 years of industry experience. Mr. Kirtley will continue to serve as a portfolio manager for the MainStay MAP Fund until March 13, 2017.

David Pearl

Mr. Pearl has been a portfolio manager of the MainStay Epoch U.S. All Cap Fund and MainStay Epoch U.S. Small Cap Fund since 2009, MainStay Epoch Global Choice Fund since 2011 and the MainStay MAP Fund since January 2017. Mr. Pearl co-founded Epoch in 2004, where he is Executive Vice President and Co-Chief Investment Officer. Mr. Pearl received a BS in Mechanical Engineering from the University of Pennsylvania and an MBA from Stanford Graduate School of Business.

William Priest, CFA

Mr. Priest has been a portfolio manager of the MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. All Cap Fund and MainStay Epoch U.S. Equity Yield Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016 and the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund since January 2017. Mr. Priest founded Epoch Investment Partners in 2004, where he is Chief Executive Officer and Co-Chief Investment Officer. Mr. Priest is a graduate of Duke University and the University of Pennsylvania's Wharton School of Business. He is also a CFA® charterholder.

Michael Welhoelter, CFA

Mr. Welhoelter has been a portfolio manager of the MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund and the MainStay Epoch U.S. Small Cap Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016 and the MainStay ICAP International Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund since January 2017. Mr. Welhoelter joined Epoch in 2005 and is a Managing Director, Portfolio Manager and Chief Risk Officer. Mr. Welhoelter holds a BA in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts. Mr. Welhoelter is also a CFA® charterholder.

Effective on or about March 13, 2017, the following changes will occur:

1.         Principal Investment Strategies. The first paragraph of the Fund's principal investment strategies is replaced with the following:

Under normal conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. Equity securities include common stocks, and securities convertible into, or exchangeable for, common stocks, across all market capitalizations. The Fund may also invest in foreign securities, which are generally securities issued by companies organized outside the U.S. and that are traded primarily in markets outside the United States. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of this limitation.

2.          Past Performance. The following will be added as the first sentence in the second paragraph of the section of the Summary Prospectus and Prospectus entitled “Past Performance:”

The Fund replaced one of its subadvisors effective January 9, 2017, and modified its principal investment strategies as of March 13, 2017. The past performance in the bar chart and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies. Please visit mainstayinvestments.com for daily net asset value information.

Portfolio Transition and Related Expenses. In order to implement the new principal investment strategies and investment process described above, the Fund is expected to experience a high level of portfolio turnover. As further described in the proxy statement that will be provided to shareholders (discussed below), New York Life Investment Management LLC or Epoch will bear 100% of the direct transaction costs associated with the Fund's transition.

Additionally, New York Life Investment Management LLC and Epoch will seek to limit the direct and indirect transaction costs associated with the Fund transition.

Shareholder Proxy

At the meetings held on January 3 and 6, 2017, the Board of the Trust approved submitting the following proposal (“Proposal”) to shareholders of the Fund at a special meeting to be held on or about March 31, 2017 (with any postponements or adjournments, “Special Meeting”):

1.      To approve a new subadvisory agreement (“Subadvisory Agreement”) between New York Life Investment Management LLC and Epoch Investment Partners, Inc.

Epoch serves as a subadvisor to the Fund on an interim basis pursuant to the terms of an interim subadvisory agreement dated January 9, 2017 (the “Interim Subadvisory Agreement”). The Interim Subadvisory Agreement will terminate by its terms on June 8, 2017. The Board also approved the longer-term appointment of Epoch as the subadvisor to the Fund and the adoption of a new Subadvisory Agreement. Shareholders are being asked to approve the new Subadvisory Agreement so that Epoch may continue to serve as the subadvisor to the Fund on an uninterrupted basis following the expiration of the Interim Subadvisory Agreement.

On or about February 3, 2017, shareholders of record of the Fund as of the close of business on January 20, 2017 will be sent a proxy statement containing further information regarding the Proposal. The proxy statement will also include information about the Special Meeting, at which shareholders of the Fund will be asked to consider and approve the Proposal. In addition, the proxy statement will include information about voting on the Proposal and options shareholders will have to either attend the Special Meeting in person or by proxy to authorize and instruct New York Life Investment Management LLC how to vote their respective shares.

The Fund will not bear the cost of direct expenses relating to the Special Meeting. This supplement is not a solicitation of any proxy.

Principal Investment Strategies

The Fund employs two subadvisors, Epoch Investment Partners, Inc. ("Epoch") and Markston International LLC ("Markston"), with investment processes and styles that New York Life Investment Management LLC, the Fund's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Fund's assets, as designated by the Manager from time to time.

Investment Process: The Subadvisors' investment processes and styles are as follows:

Epoch invests primarily in companies that generate free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. Epoch seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

Epoch may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. Epoch may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

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